GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Movement In Guaranteed Benefit Liability Gross [Line Items]
Opening Balance	$ 9	$ 8	$ 8
Paid guarantee benefits	(2)	(2)	(2)
Other changes in reserve	3	3	2
Closing Balance	10	9	8
Guaranteed Minimum Death Benefit [Member]
Movement In Guaranteed Benefit Liability Gross [Line Items]
Opening Balance	7	6	5
Paid guarantee benefits	(2)	(2)	(2)
Other changes in reserve	3	3	3
Closing Balance	8	7	6
Guaranteed Minimum Death Benefit Reinsurance Ceded [Abstract]
Opening Balance	4	3	3
Paid guarantee benefits	0	0	(1)
Other changes in reserve	1	1	1
Closing Balance	5	4	3
Guaranteed Minimum Income Benefit [Member]
Movement In Guaranteed Benefit Liability Gross [Line Items]
Opening Balance	2	2	3
Paid guarantee benefits	0	0	0
Other changes in reserve	0	0	(1)
Closing Balance	$ 2	$ 2	$ 2